Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Long-Term Incentives — Time-Based Restricted Shares

Generally, approximately 33% of the value of the equity awards granted in 2025 to the NEOs was awarded in the form of time-vesting restricted stock eligible to vest (excluding shares of restricted stock granted in 2025 to Mr. Milton Cooper and the value of the LTIP Units granted to Mr. Flynn in lieu of their 2024 annual bonus as well as Dividend Equivalent LTIP Units granted to Messrs. Flynn and Jamieson), at the election of the NEO, either in 20% increments on February 13th of the first five years following the grant date, or in a single installment on February 13, 2030. Unlike the other NEOs, Mr. Milton Cooper only received time-vesting awards for 2025 due to his transition to the role of Chairman Emeritus in 2025.

Additionally, Mr. Milton Cooper and Mr. Flynn each elected to receive their 2024 annual bonus payment in the form of equity awards. Mr. Milton Cooper received 101,590 shares of restricted stock subject to time-based vesting conditions. These shares were issued pursuant to his election to receive his 2024 annual bonus payment in the form of shares of restricted stock with a grant date fair value based on the closing price on the day before the grant date equal to 120% of his bonus award. These restricted shares are scheduled to vest in a single installment on February 13, 2030. These restricted shares also entitle him to receive dividends associated with the underlying shares. Mr. Flynn elected to receive his 2024 annual bonus payment in the form of LTIP Units, with a grant date fair value based on the closing price on the day before the grant date equal to 120% of his bonus award. Mr. Flynn received 215,140 LTIP Units subject to time-based vesting conditions. The LTIP Units will vest in 20% increments on February 13th of the first five years following the grant date.

Long-Term Incentives — Performance-Based Equity Awards

Generally, approximately 67% of the value of the equity awards granted in 2025 (excluding shares of restricted stock granted in 2025 to Mr. Milton Cooper and the value of the LTIP Units granted to Mr. Flynn in lieu of their 2024 annual bonus as well as Dividend Equivalent LTIP Units associated with Messrs. Flynn and Jamieson’s performance LTIP Units) to our NEOs was delivered in the form of performance-based equity awards, underscoring our emphasis on long-term, performance-driven compensation. Unlike the other NEOs, Mr. Milton Cooper only received time-vesting awards for 2025 due to his transition to the role of Chairman Emeritus in 2025.

The 2025 performance-based equity awards consisted of performance shares that may be earned based on the Company’s relative TSR compared to a defined peer group over a three-year performance period beginning on January 1st of the year of grant. Relative TSR was selected as the performance metric to directly align executive compensation outcomes with stockholder returns and market performance over the long term.

For the 2025 grants, the performance peer group consists of companies included in the Bloomberg REIT Shopping Center Index, excluding the Company. Performance shares provide a target number of shares that may be earned if the Company’s TSR for the performance period equals the 50th percentile of the peer group. The number of performance shares actually earned for a given performance period may range from 50% of the target if the Company’s TSR is at least at the 25th percentile of the peer group to a maximum of 200% of target if the Company’s TSR equals or exceeds the 85th percentile, with results between these levels determined using linear interpolation. If the Company’s TSR for the performance period falls below the threshold level, no performance shares are earned or issued.

Performance shares also include the right to receive dividend equivalent rights, payable in shares (without interest), on any earned performance shares with respect to dividends declared following the grant date and prior to the issuance of earned shares. Dividend equivalents are only paid if and to the extent the underlying performance shares are earned, reinforcing their performance based nature.

If a peer company ceases to be actively traded, due to events such as a merger or bankruptcy, or the Executive Compensation Committee reasonably determines that a company is no longer an appropriate comparator, such company shall be removed from the peer group for purposes of calculating relative TSR.

The Bloomberg REIT Shopping Center Index ceased to be reported in 2025. Accordingly, beginning with the performance periods commencing in 2026, the Company will use a peer group consisting of companies listed in the FTSE Nareit Equity Shopping Center Index, excluding those with a market capitalization of less than $1 billion as of January 1, 2026, as shown below.

Long-Term Incentives - LTIP Units

The Equity Plan permits grants of equity incentive awards based on separate classes of units of membership interests in Kimco Realty OP, LLC (“Kimco OP”), referred to as “LTIP Units.” LTIP Units are structured as “profits interests” for U.S. federal income tax purposes, which means that they cannot have any value on the date of grant were Kimco OP to be liquidated on that date. As profits interests, LTIP Units only have value, other than with respect to the right to receive certain distributions, if the value of the assets of Kimco OP increases following the time of issuance of LTIP Units.

Once LTIP Units have been allocated value equivalent to the Class A common units of Kimco OP, the LTIP Units may be converted, subject to the satisfaction of all applicable vesting conditions, currently on a one-for-one basis into Kimco OP Class A common units. Kimco OP Class A common units are exchangeable by the holder for cash or, at the Company’s election, currently on a one-for-one basis into shares of Company common stock. LTIP Units may not be exchanged directly for cash or Company common stock.

LTIP Units are intended to offer Company executives similar long-term incentives as time-based restricted shares and performance share awards described above, and as an alternative to the Company’s established annual long-term incentive programs.

Accordingly, in 2025, the Company’s NEOs and non-employee directors were eligible to request to receive, on a value-for-value basis, their annual equity awards in the form of LTIP Units. All LTIP Units received by the Company’s NEOs are subject to the same vesting terms and similar other terms and conditions as those that would apply to awards of time-based restricted shares and performance share awards. Additionally, performance-based LTIP awards covered an additional number of LTIP Units that were intended to reflect estimated dividends that would be payable during the three-year performance period (such additional number of LTIP Units, the “Dividend Equivalent LTIP Units”), which are eligible to vest at the end of the performance period based on actual performance and the amount of dividends paid. Messrs. Flynn and Jamieson elected to receive their 2025 annual equity award in the form of LTIP Units.

Award Timing Method	Generally, approximately 33% of the value of the equity awards granted in 2025 to the NEOs was awarded in the form of time-vesting restricted stock eligible to vest (excluding shares of restricted stock granted in 2025 to Mr. Milton Cooper and the value of the LTIP Units granted to Mr. Flynn in lieu of their 2024 annual bonus as well as Dividend Equivalent LTIP Units granted to Messrs. Flynn and Jamieson), at the election of the NEO, either in 20% increments on February 13th of the first five years following the grant date, or in a single installment on February 13, 2030. Unlike the other NEOs, Mr. Milton Cooper only received time-vesting awards for 2025 due to his transition to the role of Chairman Emeritus in 2025.These restricted shares are scheduled to vest in a single installment on February 13, 2030.The Bloomberg REIT Shopping Center Index ceased to be reported in 2025. Accordingly, beginning with the performance periods commencing in 2026, the Company will use a peer group consisting of companies listed in the FTSE Nareit Equity Shopping Center Index, excluding those with a market capitalization of less than $1 billion as of January 1, 2026
Award Timing Predetermined	true